Shareholder Report, Holdings (Details) - C000031492 [Member]	Dec. 31, 2024
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.98%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.39%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.77%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.86%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%